Non-Cash Transactions - Summary of Non-cash Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant non cash transaction [line items]
Acquisition of financed property, plant and equipment	$ 1,577,004	$ 1,423,720	$ 6,247,178
Right of use assets and lease liabilities	$ 57,236	7,026	$ 1,003,345
Yguazu Cementos S.A. [member]
Disclosure of significant non cash transaction [line items]
Sale of interest in Yguazú Cementos S.A.		$ 888,639